Condensed Consolidated Statements of Cash Flows - USD ($)		9 Months Ended			12 Months Ended
		Sep. 30, 2017	Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Operating Activities
Net income		$ 143,742,500	$ 129,727,071		$ 168,000,000	[1]	$ 174,000,000		$ 167,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		21,000,000	17,000,000		24,000,000		22,000,000		18,000,000
Amortization of deferred financing costs and other		4,000,000	3,000,000		5,000,000		5,000,000		7,000,000
Provision for loan losses		45,000,000	37,000,000		49,000,000		39,000,000		35,000,000
Other gain (loss), net		0	1,000,000		1,000,000		0		(5,000,000)
Gain (loss) on foreign currency transactions		(1,000,000)	(2,000,000)		0		0		2,000,000
Share-based compensation		13,000,000	0
Deferred income (benefit) taxes		(5,000,000)	12,000,000		23,000,000		20,000,000		37,000,000
Equity in earnings from unconsolidated affiliate		(1,000,000)	0
Net changes in assets and liabilities:
Restricted cash					(24,000,000)		(21,000,000)		3,000,000
Accounts receivables, net		19,000,000	(28,000,000)		(30,000,000)		(6,000,000)		(17,000,000)
Timeshare financing receivables, net		(75,000,000)	(52,000,000)		(98,000,000)		(88,000,000)		(61,000,000)
Inventory		38,000,000	(10,000,000)		7,000,000		(38,000,000)		51,000,000
Purchase of assets for future conversion to inventory									(22,000,000)
Other assets		(11,000,000)	(7,000,000)		(4,000,000)		2,000,000		(6,000,000)
Accounts payable, accrued expenses and other		96,000,000	17,000,000		28,000,000		18,000,000		(6,000,000)
Advanced deposits		(1,000,000)	6,000,000		7,000,000		(1,000,000)		6,000,000
Deferred revenues		13,000,000	10,000,000		3,000,000		3,000,000		(12,000,000)
Other		0	(1,000,000)		(1,000,000)		2,000,000		16,000,000
Net cash provided by operating activities		299,000,000	133,000,000		158,000,000		131,000,000		213,000,000
Investing Activities
Capital expenditures for property and equipment		(25,000,000)	(16,000,000)		(26,000,000)		(12,000,000)		(12,000,000)
Proceeds from asset dispositions									6,000,000
Software capitalization costs		(12,000,000)	(5,000,000)		(8,000,000)		(6,000,000)		(5,000,000)
Investment in unconsolidated affiliate		(40,000,000)	0
Net cash used in investing activities		(77,000,000)	(21,000,000)		(34,000,000)		(18,000,000)		(11,000,000)
Financing Activities
Issuance of non-recourse debt		350,000,000	0		300,000,000				350,000,000
Repayment of non-recourse debt		(428,000,000)	(85,000,000)		(110,000,000)		(125,000,000)		(391,000,000)
Issuance of debt					200,000,000
Repayment of debt		(7,000,000)	0
Debt issuance costs		(5,000,000)	(6,000,000)		(10,000,000)				(6,000,000)
Change in restricted cash					(4,000,000)		8,000,000		(4,000,000)
Allocated Parent debt activity		0	111,000,000
Allocated debt activity	[2]				111,000,000		(87,000,000)		(112,000,000)
Net transfers (to) from Parent		0	(114,000,000)	[2]	(567,000,000)	[2]	95,000,000	[2]	(39,000,000)	[2]
Distribution to Parent	[2]						(2,000,000)
Proceeds from stock option exercises		1,000,000	0
Net cash provided by (used in) financing activities		(89,000,000)	(94,000,000)		(80,000,000)		(111,000,000)		(202,000,000)
Net increase in cash					44,000,000		2,000,000
Net increase in cash, cash equivalents and restricted cash		133,000,000	18,000,000
Cash, beginning of period		48,000,000	4,000,000		4,000,000		2,000,000		2,000,000
Cash, cash equivalent and restricted cash, beginning of period		151,000,000	79,000,000		79,000,000
Cash, end of period		226,000,000			48,000,000		4,000,000		$ 2,000,000
Cash, cash equivalent and restricted cash, end of period		$ 284,000,000	$ 97,000,000		$ 151,000,000		$ 79,000,000

[1]	Net income earned prior to October 24, 2016, is included in Additional paid-in capital instead of Accumulated retained earnings since the accumulation of retained earnings began as of the date of issuance of the Company's common stock to Park Hotel & Resorts. See Note 1: Organization for further discussion.
[2]	Amounts represent activities with Hilton.